Commitments - Additional Information (Detail) R$ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) R$ / Ton Ton	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 USD ($) R$ / Ton
Disclosure of commitments and contingencies [line items]
Minimum annual consumption level of ethylene | Ton	205,000
Minimum purchase of ethylene annually | Ton	44,100
Operating lease expense | R$	R$ 189,008	R$ 160,465	R$ 101,330
Aratu [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton | R$ / Ton	6.99			6.99
Suape [member]
Disclosure of commitments and contingencies [line items]
Cargo rates per ton | R$ / Ton	2.54			2.54
Third parties [member]
Disclosure of commitments and contingencies [line items]
Liability insurance policies	R$ 1,550,000			$ 400
directors and executive officers (D&O) [member]
Disclosure of commitments and contingencies [line items]
Liability insurance policies	R$ 310,000			$ 80